UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:December 31,1999

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management, Inc.
Address: 1220 Market Building
	 Suite 804
         Wilmington, DE  19801

13F File Number:  82-3152

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Whalen
Title: Senior Vice President
Phone: 302-429-8436
Signature, Place, and Date of Signing:

  Robert T. Whalen  Wilmington, Delaware  January 20, 2000

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 79

Form 13 F Information Table Value Total: 198,546

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              001957109      300     5903 SH       SOLE                     5903
AT&T - Liberty Media Group     COM              001957208      383     6750 SH       SOLE                     6750
AllState Corp                  COM              020002101     6213   258199 SH       SOLE                   258199
American Express               COM              025816109      249     1500 SH       SOLE                     1500
American Home Products         COM              026609107     3332    84879 SH       SOLE                    84879
American International Group   COM              026874107      328     3030 SH       SOLE                     3030
Amgen, Inc                     COM              031162100      240     4000 SH       SOLE                     4000
Archstone Communities Trust    COM              039581103     1240    60500 SH       SOLE                    60500
Atlantic Richfield             COM              048825103     1427    16500 SH       SOLE                    16500
BP Amoco PLC - Spons ADR       COM              055622104      858    14460 SH       SOLE                    14460
Bell Atlantic Corp             COM              077853109     5746    93328 SH       SOLE                    93328
Bristol-Myers Squibb Co        COM              110122108     2750    42850 SH       SOLE                    42850
Chubb Corporation              COM              171232101      909    16150 SH       SOLE                    16150
Cigna Corp                     COM              125509109     2675    33210 SH       SOLE                    33210
Cisco Systems Inc              COM              17275R102      375     3500 SH       SOLE                     3500
Coca-Cola Co                   COM              191216100      273     4680 SH       SOLE                     4680
Computer Sciences Corp         COM              205363104    12643   133615 SH       SOLE                   133615
ConAgra                        COM              205887102      310    13650 SH       SOLE                    13650
Dominion Resources, Inc. - VA  COM              257470104     1664    42400 SH       SOLE                    42400
Duke-Weeks Realty Corp         COM              264411505      748    38350 SH       SOLE                    38350
EMC Corp Mass                  COM                             348     3187 SH       SOLE                     3187
Emerson Electric Co            COM              291011104      281     4900 SH       SOLE                     4900
Exxon Mobil Corporation        COM              30231G102     1533    19028 SH       SOLE                    19028
Fannie Mae                     COM              313586109      235     3765 SH       SOLE                     3765
Florida East Coast Inds        COM              340632108      860    20600 SH       SOLE                    20600
General Electric               COM              369604103     5701    36841 SH       SOLE                    36841
Genuine Parts Co               COM              372460105     7563   304800 SH       SOLE                   304800
Great Lakes Chemical Corp      COM              390568103      523    13700 SH       SOLE                    13700
HRPT Properties Trust          COM              40426W101     3861   429010 SH       SOLE                   429010
Halliburton Co                 COM              406216101     6472   160800 SH       SOLE                   160800
Hercules Inc                   COM              427056106      598    21450 SH       SOLE                    21450
Hewlett Packard Co             COM              428236103     3754    33000 SH       SOLE                    33000
Home Depot, Inc                COM              437076102      848    12336 SH       SOLE                    12336
Hospitality Properties Trust   COM              44106M102      322    16900 SH       SOLE                    16900
Household Intl                 COM              441815107     1025    27520 SH       SOLE                    27520
International Business Machine COM              459200101      850     7876 SH       SOLE                     7876
Johnson & Johnson              COM              478160104      303     3248 SH       SOLE                     3248
Kerr-McGee Corp                COM              492386107    10842   174876 SH       SOLE                   174876
KeySpan Corporation            COM              49337w100     8110   349775 SH       SOLE                   349775
Kmart                          COM              482584109      700    69600 SH       SOLE                    69600
Lucent Technologies            COM              549463107      329     4384 SH       SOLE                     4384
MCI Worldcom Inc               COM              55268B106      228     4305 SH       SOLE                     4305
McClatchy Company - Class A    COM              579489105      865    20000 SH       SOLE                    20000
Merck & Co                     COM              589331107     1968    29286 SH       SOLE                    29286
Microsoft Corp                 COM              594918104     1215    10410 SH       SOLE                    10410
Minnesota Mining & Manufacturi COM              604059105      201     2058 SH       SOLE                     2058
Minnesota Power Inc.           COM              604110106      174    10300 SH       SOLE                    10300
NSTAR                          COM              67019E107     7719   190590 SH       SOLE                   190590
Nationwide Health Pptys Inc    COM              638620104      137    10000 SH       SOLE                    10000
New Century Energies Inc       COM              64352U103      266     8750 SH       SOLE                     8750
New Plan Excel Realty Trust    COM              648053106     5606   354550 SH       SOLE                   354550
Pepsico Inc                    COM              713448108      286     8100 SH       SOLE                     8100
Pfizer Inc                     COM              717081103      512    15776 SH       SOLE                    15776
Procter & Gamble               COM              742718109      701     6398 SH       SOLE                     6398
Public Service Enterprise Grou COM              744573106     9552   274380 SH       SOLE                   274380
Reliant Energy Inc             COM              75952J108     2008    87800 SH       SOLE                    87800
Royal Dutch Petroleum NY GLDR  COM              780257804      424     7000 SH       SOLE                     7000
SBC Communications Inc         COM              78387G103      404     8294 SH       SOLE                     8294
Sara Lee Corp                  COM              803111103      266    12050 SH       SOLE                    12050
Schering-Plough                COM              806605101      780    18415 SH       SOLE                    18415
Sierra Health Services         COM              826322109     1171   175169 SH       SOLE                   175169
Sierra Pacific Resources       COM              826428104     1062    61150 SH       SOLE                    61150
Sovereign Bancorp Inc          COM              845905108      619    83016 SH       SOLE                    83016
St. Paul Companies             COM              792860108      911    27050 SH       SOLE                    27050
Staples Inc                    COM              855030102      207    10000 SH       SOLE                    10000
Sun Microsystems Inc           COM              866810104      929    12000 SH       SOLE                    12000
Sunoco Inc.                    COM              86764P109     5562   236676 SH       SOLE                   236676
Tektronix Inc                  COM              879131100    12494   321400 SH       SOLE                   321400
Toys R Us Inc                  COM              892335100     4738   331050 SH       SOLE                   331050
U S West Inc                   COM              91273H101    12917   179400 SH       SOLE                   179400
Ultramar Diamond Shamrock      COM              904000106     1438    63400 SH       SOLE                    63400
Union Pacific Corp             COM              907818108     5981   136900 SH       SOLE                   136900
Vodafone Airtouch PLC-SP ADR   COM              92857t107      273     5523 SH       SOLE                     5523
WEBS- Japan Index Series       COM              92923H889      938    57500 SH       SOLE                    57500
Wallace Computer Services Inc  COM              932270101     4879   293450 SH       SOLE                   293450
West Pharmaceutical Services I COM              955306105      227     7325 SH       SOLE                     7325
Bethlehem Steel $3.50 Conv Pfd PFD CV           087509501     1231    39700 SH       SOLE                    39700
Kmart Financing 7.75%  Cv Pfd  PFD CV           498778208     6499   148550 SH       SOLE                   148550
Laboratory Corp 8.50% Cv Prf S PFD CV           50540R201     5432    78725 SH       SOLE                    78725